Bernzott U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of February 28, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.6%
	COMMUNICATIONS — 5.9%
390,400	Quotient Technology, Inc. *	$2,592,256
43,320	Shutterstock, Inc.	3,921,760
		6,514,016
	CONSUMER DISCRETIONARY — 5.5%
129,065	Callaway Golf Co. *	3,193,068
93,610	Gentex Corp.	2,833,575
		6,026,643
	CONSUMER STAPLES — 3.4%
171,530	Hostess Brands, Inc. *	3,694,756
	ENERGY — 7.8%
206,425	Viper Energy Partners LP	6,070,959
87,265	World Fuel Services Corp.	2,473,090
		8,544,049
	FINANCIALS — 15.5%
76,735	Artisan Partners Asset Management, Inc. - Class A	2,924,371
53,460	Encore Capital Group, Inc. *	3,527,825
21,480	Evercore, Inc. - Class A	2,728,175
33,100	HCI Group, Inc.	2,060,806
108,380	James River Group Holdings Ltd.	2,882,908
23,570	LendingTree, Inc. *	2,852,206
		16,976,291
	HEALTH CARE — 1.0%
539,140	ATI Physical Therapy, Inc. *	1,056,714
	INDUSTRIALS — 39.4%
140,545	Air Transport Services Group, Inc. *	4,428,573
156,550	API Group Corp. *	3,376,783
338,295	BrightView Holdings, Inc. *	4,570,365
65,405	Douglas Dynamics, Inc.	2,402,980
70,730	Frontdoor, Inc. *	2,125,436
86,365	Granite Construction, Inc.	2,614,269
96,515	Hillenbrand, Inc.	4,604,731
263,500	Janus International Group, Inc. *	2,537,505
96,940	SP Plus Corp. *	2,893,659
65,245	Stericycle, Inc. *	3,807,698
101,095	Terminix Global Holdings, Inc. *	4,302,603
152,026	WillScot Mobile Mini Holdings Corp. *	5,401,484
		43,066,086

Bernzott U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 28, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MATERIALS — 5.6%
73,045	Compass Minerals International, Inc.	$4,281,898
39,540	MP Materials Corp. *	1,803,815
		6,085,713
	TECHNOLOGY — 12.5%
144,500	ADTRAN, Inc.	2,975,255
14,125	ExlService Holdings, Inc. *	1,706,159
200,895	Knowles Corp. *	4,375,493
116,220	Open Lending Corp. *	2,420,863
116,870	Upland Software, Inc. *	2,204,168
		13,681,938
	TOTAL COMMON STOCKS
	(Cost $86,568,670)	105,646,206

Principal Amount
	SHORT-TERM INVESTMENTS — 3.5%
$3,804,752	UMB Bank Demand Deposit, 0.01% [1]	3,804,752
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $3,804,752)	3,804,752
	TOTAL INVESTMENTS — 100.1%
	(Cost $90,373,422)	109,450,958
	Liabilities in Excess of Other Assets — (0.1)%	(98,702)
	TOTAL NET ASSETS — 100.0%	$109,352,256

LP – Limited Partnership

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.